Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Feb. 29, 2016
Focused Dividend Strategy Portfolio | Class A
Prospectus:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Class B
Prospectus:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Class C
Prospectus:
Trading Symbol	FDSTX
Focused Dividend Strategy Portfolio | Class W
Prospectus:
Trading Symbol	FDSWX
SunAmerica Strategic Value Portfolio | Class A
Prospectus:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | Class C
Prospectus:
Trading Symbol	SFVTX
Focused Balanced Strategy Portfolio | Class A
Prospectus:
Trading Symbol	FBAAX
Focused Balanced Strategy Portfolio | Class B
Prospectus:
Trading Symbol	FBABX
Focused Balanced Strategy Portfolio | Class C
Prospectus:
Trading Symbol	FBACX
Focused Multi-Asset Strategy Portfolio | Class A
Prospectus:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Class B
Prospectus:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Class C
Prospectus:
Trading Symbol	FMATX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio A Shares
Prospectus:
Trading Symbol	FDDAX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio C Shares
Prospectus:
Trading Symbol	FDDCX
Focused Dividend Strategy II Portfolio | Focused Dividend Strategy II Portfolio W Shares
Prospectus:
Trading Symbol	FDDWX
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio A Shares
Prospectus:
Trading Symbol	SDVAX
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio C Shares
Prospectus:
Trading Symbol	SDVCX
SunAmerica Select Dividend Growth Portfolio | SunAmerica Select Dividend Growth Portfolio W Shares
Prospectus:
Trading Symbol	SDVWX